STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0%
Advertising - .3%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	298,000	[c]	263,095
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	160,000	[c]	143,542
					406,637
Aerospace & Defense - 1.0%
Bombardier, Inc., Sr. Unscd. Notes		7.88	4/15/2027	250,000	[c]	247,469
Rolls-Royce PLC, Gtd. Bonds		3.63	10/14/2025	210,000	[c]	198,143
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	191,000		169,997
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	550,000		517,617
					1,133,226
Airlines - .7%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	210,000	[c]	195,169
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	710,000	[c]	680,970
					876,139
Automobiles & Components - 2.5%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	550,000	[c]	564,747
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes		6.75	5/15/2028	74,000	[c]	74,073
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	422,000	[c]	386,765
Ford Motor Co., Sr. Unscd. Notes		5.29	12/8/2046	900,000		712,408
Ford Motor Credit Co. LLC, Sr. Unscd. Notes		3.63	6/17/2031	450,000		364,444
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	360,000	[c]	281,869
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	420,000	[c,d]	400,441
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	212,123
					2,996,870
Banks - .9%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	113,000	[e]	94,366
Freedom Mortgage Corp., Sr. Unscd. Notes		8.13	11/15/2024	260,000	[c]	255,148
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH		4.60	2/1/2025	164,000	[e]	151,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Banks - .9% (continued)
Lloyds Banking Group PLC, Jr. Sub. Bonds		7.50	6/27/2024	200,000	[e]	192,725
Societe Generale SA, Jr. Sub. Bonds		7.88	12/18/2023	400,000	[c,e]	390,000
					1,084,092
Building Materials - 1.2%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	381,000	[c]	362,481
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	320,000	[c]	317,840
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	210,000	[c]	186,583
Standard Industries, Inc., Sr. Unscd. Notes		4.38	7/15/2030	546,000	[c]	461,589
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	121,000	[c]	111,136
					1,439,629
Chemicals - 2.0%
INEOS Quattro Finance 1 PLC, Sr. Unscd. Notes	EUR	3.75	7/15/2026	670,000	[c]	634,739
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	234,000	[c,d]	219,959
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	283,000	[c]	296,450
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	410,000	[c]	440,166
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	240,000	[c]	238,500
SCIH Salt Holdings, Inc., Sr. Scd. Notes		4.88	5/1/2028	120,000	[c]	106,447
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	170,000	[c]	141,002
WR Grace Holdings LLC, Sr. Scd. Notes		7.38	3/1/2031	110,000	[c]	107,899
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	210,000	[c]	174,581
					2,359,743
Collateralized Loan Obligations Debt - 29.3%
Carlyle Euro DAC CLO, Ser. 2022-5A, Cl. D, 3 Month EURIBOR +7.63%	EUR	10.89	10/25/2035	855,000	[c,f]	897,205
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. ER, 3 Month EURIBOR +4.93%	EUR	8.11	7/15/2031	1,500,000	[c,f]	1,359,998
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61%	EUR	9.79	7/15/2031	3,000,000	[c,f]	2,479,704
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44%	EUR	9.62	7/15/2030	2,000,000	[c,f]	1,646,483

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Collateralized Loan Obligations Debt - 29.3% (continued)
CIFC European Funding II DAC CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +7.70%	EUR	10.88	4/15/2033	1,000,000	[c,f]	871,174
CIFC Funding I Ltd. CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		10.26	4/18/2031	1,000,000	[c,f]	858,485
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, 3 Month TSFR +6.85%		11.90	7/20/2031	2,000,000	[c,f]	1,819,296
Crown Point 9 Ltd. CLO, Ser. 2020-9A, Cl. ER, 3 Month LIBOR +6.76%		12.01	7/14/2034	2,375,000	[c,f]	2,165,299
Dryden 91 Euro DAC CLO, Ser. 2021-91A, Cl. E, 3 Month EURIBOR +7.06%	EUR	10.24	4/18/2035	1,000,000	[c,f]	967,632
Euro-Galaxy IV DAC CLO, Ser. 2015-4A, CI. FRR, 3 Month EURIBOR +8.88%	EUR	12.12	7/30/2034	1,750,000	[c,f]	1,631,954
Fidelity Grand Harbour Designated Activity Co. CLO, Ser. 2022-1A, Cl. E, 3 Month EURIBOR +7.08%	EUR	10.26	10/15/2036	1,750,000	[c,f]	1,767,597
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		12.49	4/14/2035	1,000,000	[c,f]	902,362
GoldenTree Loan Management EUR 2 DAC CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.25%	EUR	8.45	1/20/2032	1,000,000	[c,f]	898,012
Hayfin Emerald IV DAC CLO, Ser. 4A, Cl. FR, 3 Month EURIBOR +8.68%	EUR	11.86	10/15/2034	740,000	[c,f]	555,054
ICG Euro DAC CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +8.82%	EUR	12.00	10/15/2034	1,000,000	[c,f]	877,997
KKR 23 Ltd. CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		11.25	10/20/2031	1,000,000	[c,f]	854,414
OZLM Funding II Ltd. CLO, Ser. 2012-2A, Cl. DR2, 3 Month LIBOR +5.90%		11.20	7/30/2031	2,250,000	[c,f]	1,785,333
OZLM VI Ltd. CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		11.31	4/17/2031	1,000,000	[c,f]	781,529
OZLME III DAC CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45%	EUR	9.86	8/24/2030	1,000,000	[c,f]	827,487
St. Paul's V DAC CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60%	EUR	9.98	8/20/2030	4,000,000	[c,f]	3,387,679
TIAA I Ltd. CLO, Ser. 2016-1A, CI. ER, 3 Month LIBOR +6.20%		11.45	7/20/2031	2,131,000	[c,f]	1,697,431
Tikehau DAC CLO, Ser. 2015-1A, Cl. FRR, 3 Month EURIBOR +8.75%	EUR	12.02	8/4/2034	2,000,000	[c,f]	1,830,898
Trinitas XI Ltd. CLO, Ser. 2019-11A, CI. ER, 3 Month LIBOR +7.27%		12.53	7/15/2034	750,000	[c,f]	623,503
Venture 45 Ltd. CLO, Ser. 2022-45A, CI. D1, 3 Month TSFR +4.00%		9.05	7/20/2035	1,500,000	[c,f]	1,268,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Collateralized Loan Obligations Debt - 29.3% (continued)
Vibrant III Ltd. CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		11.60	10/20/2031	1,000,000	[c,f]	709,612
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. FR2, 3 Month LIBOR +7.90%		13.16	10/15/2034	1,500,000	[c,f]	1,113,490
					34,578,349
Collateralized Loan Obligations Equity - .0%
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,g]	180
Commercial & Professional Services - 4.0%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	250,000	[c]	233,931
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds	GBP	4.88	6/1/2028	860,000	[c]	832,752
APX Group, Inc., Gtd. Notes		5.75	7/15/2029	226,000	[c]	193,377
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	198,000	[c]	195,286
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	420,000	[c]	374,863
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	470,000	[c]	488,258
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000	[c]	96,453
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	129,000		96,453
Loxam SAS, Sr. Sub. Notes	EUR	5.75	7/15/2027	370,000		356,925
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	340,000	[c]	271,422
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	307,000	[c]	281,316
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	346,000	[c]	318,152
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	390,000	[c]	348,211
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	740,000	[c]	675,682
					4,763,081
Consumer Discretionary - 5.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	170,000	[c]	140,599
Carnival Corp., Gtd. Bonds	EUR	7.63	3/1/2026	415,000	[c]	415,259
Carnival Corp., Gtd. Notes		6.00	5/1/2029	540,000	[c]	449,508
Carnival Corp., Gtd. Notes		7.63	3/1/2026	193,000	[c]	183,166
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	439,000	[c]	424,834
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	260,000	[c]	240,859
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	271,000	[c]	240,602

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Consumer Discretionary - 5.0% (continued)
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	190,000	[c]	157,275
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	100,000	[c]	86,408
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	220,000	[c]	208,366
Jacobs Entertainment, Inc., Sr. Unscd. Notes		6.75	2/15/2029	54,000		47,464
KB Home, Gtd. Notes		4.00	6/15/2031	324,000		275,495
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	228,000	[c]	207,080
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	214,000	[c]	204,014
NCL Corp. Ltd., Sr. Unscd. Notes		3.63	12/15/2024	630,000	[c]	603,008
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	720,000	[c]	607,696
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	240,000	[c]	266,282
Raptor Acquisition Corp./Raptor Co-Issuer LLC, Sr. Scd. Notes		4.88	11/1/2026	59,000	[c]	55,369
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	579,000	[c]	544,934
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes		6.63	3/1/2030	450,000	[c]	396,076
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	138,000	[c]	128,527
					5,882,821
Consumer Staples - .3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	200,000	[c]	182,786
Newell Brands, Inc., Sr. Unscd. Notes		4.70	4/1/2026	152,000		141,171
					323,957
Diversified Financials - 5.6%
Advisor Group Holdings, Inc., Sr. Unscd. Notes		10.75	8/1/2027	300,000	[c]	289,128
Ally Financial, Inc., Jr. Sub. Notes, Ser. B		4.70	5/15/2026	661,000	[e]	469,789
Blackstone Secured Lending Fund, Sr. Unscd. Notes		2.85	9/30/2028	360,000		294,107
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	215,000	[c]	190,133
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	350,000	[c]	343,868
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	525,000	[c]	498,059
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	335,423

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Diversified Financials - 5.6% (continued)
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		447,231
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		4.75	9/15/2024	204,000		191,115
Intrum AB, Sr. Unscd. Bonds	EUR	3.13	7/15/2024	343,933	[c]	351,501
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	520,000	[c]	487,781
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		4.50	11/15/2029	80,000	[c]	68,313
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.75	11/15/2031	540,000	[c]	439,031
Navient Corp., Sr. Unscd. Notes		6.75	6/25/2025	290,000		280,920
Navient Corp., Sr. Unscd. Notes		6.75	6/15/2026	465,000		441,285
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	130,000	[c]	107,941
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	330,000		299,085
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	780,000	[c]	725,772
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	399,000	[c]	321,651
					6,582,133
Electronic Components - .5%
Energizer Gamma Acquisition BV, Gtd. Bonds	EUR	3.50	6/30/2029	240,000	[c]	205,677
Sensata Technologies, Inc., Gtd. Notes		4.38	2/15/2030	370,000	[c]	330,914
TTM Technologies, Inc., Gtd. Notes		4.00	3/1/2029	129,000	[c]	109,477
					646,068
Energy - 4.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	287,000	[c]	278,082
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	330,000	[c]	316,653
Apache Corp., Sr. Unscd. Notes		5.10	9/1/2040	500,000		412,010
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	290,000	[c]	287,755
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	35,000	[c]	33,011
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	340,000	[c]	297,570
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	310,000	[c]	276,684
CVR Energy, Inc., Gtd. Bonds		5.25	2/15/2025	698,000	[c]	664,960
EQM Midstream Partners LP, Sr. Unscd. Notes		4.75	1/15/2031	125,000	[c]	107,476
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	239,000		224,416

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Energy - 4.5% (continued)
EQM Midstream Partners LP, Sr. Unscd. Notes		7.50	6/1/2027	69,000	[c]	69,504
New Fortress Energy, Inc., Sr. Scd. Notes		6.50	9/30/2026	77,000	[c]	68,316
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	360,000	[c]	331,806
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.75	6/15/2031	150,000		147,698
PDC Energy, Inc., Gtd. Notes		5.75	5/15/2026	170,000		169,635
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	568,000	[c]	522,571
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	743,000	[c]	609,455
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	160,000	[c]	138,116
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	99,000	[c]	99,608
Western Midstream Operating LP, Sr. Unscd. Notes		4.30	2/1/2030	250,000		222,576
					5,277,902
Environmental Control - .6%
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	312,000	[c]	271,086
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	155,000		133,685
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	300,000	[c]	276,467
					681,238
Food Products - .6%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	172,000	[c]	142,812
Chobani LLC/Chobani Finance Corp., Gtd. Notes		7.50	4/15/2025	190,000	[c]	189,006
Pilgrim's Pride Corp., Gtd. Notes		6.25	7/1/2033	196,000		191,124
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	195,000	[c]	170,936
					693,878
Health Care - 4.1%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	235,000	[c]	210,642
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	273,000	[c]	298,705
Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	411,000	[c]	309,079
Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	350,000	[c]	299,940
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	298,000	[c]	264,987
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	280,000	[c]	251,127
Legacy LifePoint Health LLC, Sr. Scd. Notes		6.75	4/15/2025	440,000	[c]	392,915
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	135,000	[c]	67,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Health Care - 4.1% (continued)
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	107,000	[c]	92,399
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	964,000	[c]	825,837
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	334,000	[c]	288,437
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unscd. Notes		5.13	4/30/2031	450,000	[c]	382,397
Prime Healthcare Services, Inc., Sr. Scd. Notes		7.25	11/1/2025	100,000	[c]	93,892
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	870,000		825,421
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	250,000	[c]	250,065
					4,853,181
Industrial - .2%
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	310,000	[c]	280,315
Information Technology - 1.5%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	919,000	[c]	757,791
Black Knight InfoServ LLC, Gtd. Notes		3.63	9/1/2028	270,000	[c]	243,000
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	290,000	[c]	284,110
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	235,000	[c]	203,506
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	260,000	[c]	248,414
					1,736,821
Insurance - 1.0%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	610,000	[c]	514,156
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	110,000	[c]	104,372
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	180,000	[c]	176,802
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	165,000	[c]	142,942
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	260,000	[c]	194,943
					1,133,215
Internet Software & Services - 1.4%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	149,000	[c]	126,379
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	530,000	[c]	432,334
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	1,180,000	[c]	1,111,522
					1,670,235
Materials - 3.3%
ARD Finance SA, Sr. Scd. Notes		6.50	6/30/2027	400,000	[c,d]	311,352

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Materials - 3.3% (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes	GBP	4.75	7/15/2027	380,000	[c]	383,658
Ball Corp., Gtd. Notes		3.13	9/15/2031	352,000		290,373
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	308,000	[c]	266,730
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	120,000	[c]	113,770
Graham Packaging Co., Inc., Gtd. Notes		7.13	8/15/2028	170,000	[c]	144,311
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	640,000	[c]	591,052
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	158,000	[c]	152,104
LABL, Inc., Sr. Unscd. Notes		8.25	11/1/2029	108,000	[c]	87,868
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	396,000	[c]	369,457
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	206,000	[c]	188,209
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	307,000	[c]	304,614
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	280,000	[c]	247,083
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	420,000	[c]	399,715
					3,850,296
Media - 4.4%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	610,000	[c]	465,705
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	860,000	[c]	616,294
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	213,000		166,914
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	3/1/2030	588,000	[c]	496,606
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	420,000	[c]	389,618
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.38	6/1/2029	320,000	[c]	288,444
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	220,000	[c]	173,386
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	380,000	[c]	310,569
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	200,000	[c]	88,309
CSC Holdings LLC, Sr. Unscd. Notes		7.50	4/1/2028	200,000	[c]	108,619
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	250,000	[c]	220,486
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	748,000	[c]	716,750
Gray Escrow II, Inc., Gtd. Notes		5.38	11/15/2031	317,000	[c]	202,013
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	715,167	[c,d]	669,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Media - 4.4% (continued)
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	330,000	[c]	253,438
					5,166,581
Metals & Mining - .8%
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	390,000	[c]	329,957
Novelis Corp., Gtd. Notes		3.25	11/15/2026	400,000	[c]	361,675
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	246,000	[c]	220,742
					912,374
Real Estate - 2.0%
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	60,000		40,892
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	5/1/2024	230,000		210,102
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	290,000	[c]	271,946
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	390,000	[c]	335,872
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	740,000	[c]	668,602
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	380,000	[c]	318,261
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	220,000		185,531
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	320,000	[c]	300,622
					2,331,828
Retailing - 3.1%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	353,000	[c]	324,076
B&M European Value Retail SA, Sr. Scd. Notes	GBP	3.63	7/15/2025	320,000		378,597
eG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	370,000	[c]	381,524
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	515,000		356,478
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	190,000	[c]	168,205
PetSmart, Inc./Petsmart Finance Corp., Gtd. Notes		7.75	2/15/2029	250,000	[c]	243,120
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	267,862
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	288,000	[c]	236,830
SRS Distribution, Inc., Sr. Scd. Notes		4.63	7/1/2028	73,000	[c]	64,506
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	295,000	[c]	242,798
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	170,000	[c]	104,443
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	344,150

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Retailing - 3.1% (continued)
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	418,000	[c]	361,945
Yum! Brands, Inc., Sr. Unscd. Notes		5.38	4/1/2032	175,000		165,973
					3,640,507
Technology Hardware & Equipment - .6%
Ahead DB Holdings LLC, Gtd. Notes		6.63	5/1/2028	157,000	[c]	127,720
Presidio Holdings, Inc., Gtd. Notes		8.25	2/1/2028	131,000	[c]	120,665
Presidio Holdings, Inc., Sr. Scd. Notes		4.88	2/1/2027	40,000	[c]	37,432
Seagate HDD Cayman, Gtd. Notes		8.25	12/15/2029	80,000	[c]	81,883
Virtusa Corp., Sr. Unscd. Notes		7.13	12/15/2028	150,000	[c]	119,771
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	261,000		248,923
					736,394
Telecommunication Services - 4.9%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	170,000	[c]	104,149
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	659,000	[c]	394,431
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	400,000	[c]	303,750
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	200,000	[c]	145,320
CommScope, Inc., Gtd. Notes		7.13	7/1/2028	75,000	[c]	50,519
CommScope, Inc., Gtd. Notes		8.25	3/1/2027	354,000	[c]	278,184
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes		6.75	10/1/2026	715,000	[c]	690,253
Eolo SPA, Sr. Scd. Bonds	EUR	4.88	10/21/2028	240,000	[c]	193,524
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	190,000	[c]	169,522
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	170,000	[c]	159,117
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	400,000	[c]	376,984
Level 3 Financing, Inc., Gtd. Notes		4.63	9/15/2027	142,000	[c]	88,882
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	5/15/2030	221,000	[c]	210,218
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	450,000	[c]	439,571
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	370,000	[c]	242,450
PLT VII Finance Sarl, Sr. Scd. Notes	EUR	4.63	1/5/2026	530,000	[c]	544,194
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	290,000		279,623
Telecom Italia Capital SA, Gtd. Notes		6.00	9/30/2034	200,000		168,523
ViaSat, Inc., Sr. Unscd. Notes		5.63	9/15/2025	800,000	[c]	769,640
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	315,000	[c]	220,396
					5,829,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.0% (continued)
Transportation - .1%
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes		4.00	7/31/2029	211,000	[c]	175,335
Utilities - 2.6%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	155,000	[c]	131,248
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	1,060,000	[c]	856,801
Energia Group Ni Financeco PLC/Energia Group ROI Holdings DAC, Sr. Scd. Notes	GBP	4.75	9/15/2024	450,000	[c]	553,620
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	250,000	[c]	225,725
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	180,000	[c,e]	170,712
PG&E Corp., Sr. Scd. Notes		5.00	7/1/2028	228,000		210,519
Pike Corp., Gtd. Notes		5.50	9/1/2028	185,000	[c]	165,386
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	260,000	[c]	252,439
UGI International LLC, Gtd. Notes	EUR	2.50	12/1/2029	330,000	[c]	285,232
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	272,000	[c,e]	239,503
					3,091,185
Total Bonds and Notes (cost $116,993,159)				105,133,460

Floating Rate Loan Interests - 45.5%
Advertising - .2%
CB Poly US Holdings, Inc., Initial Term Loan, 1 Month Term SOFR +5.50%		10.65	5/20/2029	131,810	[f]	122,485
Clear Channel Outdoor Holdings, Term Loan B, 1-3 Month Term SOFR +3.50%		8.79	8/21/2026	142,535	[f]	134,428
					256,913
Automobiles & Components - .1%
Burgess Point Purchaser, Initial Term Loan, 1 Month Term SOFR +5.35%		10.50	7/25/2029	123,331	[f]	116,625
Building Materials - 2.2%
BME Group Holding BV, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	6.74	10/31/2026	1,000,000	[f]	1,032,969
Cornerstone Building, New Term Loan B, 1 Month Term SOFR +3.35%		8.41	4/12/2028	431,391	[f]	393,732
LSF10 XL Bidco SCA, Facility Term Loan B-4, 3 Month EURIBOR +3.93%	EUR	6.94	4/9/2028	1,280,206	[f]	1,231,742
					2,658,443

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Commercial & Professional Services - 9.1%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, 3 Month EURIBOR +5.25%	EUR	8.46	8/17/2026	1,000,000	[f]	1,070,241
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		10.05	12/30/2027	582,625	[f]	541,841
AVS Group GmbH, Facility Term Loan B-2, 3 Month EURIBOR +3.75%	EUR	6.93	9/10/2026	1,000,000	[f]	1,039,174
CIBT Global, Inc., First Lien Term Loan, 3 Month LIBOR +1.00%		6.16	6/1/2024	1,066,088	[f]	796,367
Electro Rent Corp., Extended Term Loan, 3 Month Term SOFR +5.50%		10.27	11/1/2024	216,313	[f]	204,416
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		9.25	6/24/2029	25,214	[f,h]	24,048
Element Materials Technology, USD Initial Term Loan B, 3 Month Term SOFR +4.35%		9.25	6/24/2029	54,630	[f]	52,104
Galaxy US Opco, Inc., Initial Term Loan, 1 Month Term SOFR +4.75%		9.90	5/2/2029	139,649	[f]	125,335
Indigocyan Holdco 3 Ltd., Facility Term Loan B, 3 Month SONIA +4.87%	GBP	9.30	12/31/2024	2,000,000	[f]	2,411,198
Indy US Bidco LLC, 2021 Refinancing Term Loan, 1 Month EURIBOR +3.75%	EUR	6.95	3/5/2028	1,000,000	[f]	935,287
Minerva Bidco Ltd., Term Loan B, 3 Month SONIA +4.62%	GBP	9.11	7/31/2025	1,000,000	[f]	1,198,341
Modulaire Group Holdings, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	7.52	12/31/2028	1,000,000	[f]	1,015,081
Neptune Bidco US, Inc., Dollar Term Loan B, 3 Month Term SOFR +5.10%		9.99	4/11/2029	493,189	[f]	443,049
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.85	10/4/2024	1,000,000	[f]	664,503
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.25%		9.40	7/8/2028	215,497	[f]	198,257
					10,719,242
Consumer Discretionary - 2.7%
Ammega Group BV, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	6.77	9/11/2025	1,150,000	[f]	1,223,310
Carnival Corp., 2021 Advance Incremental Term Loan B, 1 Month LIBOR +3.25%		8.40	10/18/2028	243,644	[f]	237,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Consumer Discretionary - 2.7% (continued)
Scientific Games Holdings, Term Loan B-2, 3 Month Term SOFR +3.50%		8.42	4/4/2029	284,088	[f]	274,613
Stage Entertainment BV, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	6.56	5/2/2026	1,000,000	[f]	1,027,256
Tecta America Corp., First Lien Initial Term Loan, 1 Month Term SOFR +4.00%		9.27	4/9/2028	439,222	[f]	432,634
					3,194,858
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, 3 Month Term SOFR +3.50%		8.67	2/25/2029	264,334	[f]	243,947
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, 1-3 Month LIBOR +3.75%		8.90	12/22/2026	446,308	[f]	428,375
					672,322
Diversified Financials - 1.4%
BHN Merger Sub, Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%		8.26	6/15/2025	288,564	[f]	281,783
BHN Merger Sub, Inc., Second Lien Term Loan, 3 Month LIBOR +7.00%		12.25	6/15/2026	175,000	[f]	166,863
Edelman Financial Center, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		8.90	4/7/2028	329,162	[f]	316,483
Hudson River Trading LLC, Term Loan, 1 Month Term SOFR +3.11%		8.10	3/18/2028	269,313	[f]	254,977
Russell Investments US, 2025 New Term Loan, 1 Month LIBOR +3.60%		8.58	5/30/2025	424,332	[f]	403,010
Tegra118 Wealth Solution, Initial Term Loan, 3 Month Term SOFR +4.00%		9.13	2/18/2027	184,825	[f]	176,970
					1,600,086
Electronic Components - 1.2%
ADB Safegate BVBA, Facility Term Loan B, 3 Month EURIBOR +4.75%	EUR	7.53	10/2/2024	1,000,000	[f]	958,894
Roper Industrial Product, Initial Dollar Term Loan, 3 Month Term SOFR +4.50%		9.40	11/22/2029	461,538	[f]	457,283
					1,416,177
Energy - .8%
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%		8.75	12/21/2028	618,907	[f]	593,476

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Energy - .8% (continued)
Gulf Finance LLC, Term Loan B, 1 Month LIBOR +6.75%		11.89	8/25/2026	350,000	[f]	338,187
					931,663
Environmental Control - .0%
Packers Holdings LLC, Initial Term Loan, 3 Month Term SOFR +3.25%		8.42	3/9/2028	129,092	[f]	59,189
Financials - .1%
Jump Financial LLC, Term Loan, 3 Month Term SOFR +4.76%		9.66	8/6/2028	159,595	[f]	146,428
Food Products - 1.6%
Biscuit Holding SASU, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	7.27	2/14/2027	1,000,000	[f]	906,930
ZF Invest SAS, Term Loan B, 3 Month EURIBOR +3.98%	EUR	7.05	7/12/2028	1,000,000	[f]	1,004,937
					1,911,867
Food Service - .8%
Telfer Investments, Facility Term Loan B-1, 6 Month EURIBOR +4.75%	EUR	7.19	7/1/2026	1,000,000	[f]	981,811
Health Care - 10.2%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	7.33	3/31/2026	1,000,000	[f]	1,029,388
Auris Luxembourg III SA, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	7.78	2/21/2026	2,000,000	[f]	2,025,565
Chrome Bidco SASU, Facility Term Loan B, 1 Month EURIBOR +3.20%	EUR	3.25	6/1/2028	1,000,000	[f]	988,813
Community Care Health Network LLC, Term Loan, 3 Month LIBOR +4.75%		5.75	2/16/2025	29,210	[f]	25,121
Diaverum Holding Sarl, Facility Term Loan B, 1 Month EURIBOR +3.25%	EUR	6.41	7/31/2024	1,000,000	[f]	1,064,806
eResearchTechnology, Inc., First Lien Initial Term Loan, 1 Month LIBOR +4.61%		9.77	2/4/2027	154,603	[f]	143,092
Financiere Verdi I SASU, Facility Term Loan B, 3 Month SONIA +4.50%	GBP	8.96	4/15/2028	1,000,000	[f]	1,094,676
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		8.90	10/1/2027	559,861	[f]	530,992
HomeVi, Senior Facility Term Loan B-1, 3 Month EURIBOR +3.25%	EUR	6.49	10/31/2026	1,000,000	[f]	941,637
Inovie SASU, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	7.02	3/3/2028	2,000,000	[f]	1,933,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Health Care - 10.2% (continued)
LifePoint Health, Inc., First Lien Term Loan B, 3 Month LIBOR +3.75%		9.02	11/16/2025	320,000	[f]	281,667
Radiology Partners, Inc., Replacement Term Loan B, 1 Month Term SOFR +4.36%		9.52	7/9/2025	240,000	[f]	174,060
Sirona BidCo SASU, Facility Term Loan B, 3 Month EURIBOR +4.25%	EUR	7.00	12/16/2028	1,000,000	[f]	1,039,062
Sotera Health Holdings LLC, Initial Term Loan, 6 Month Term SOFR +3.75%		8.82	12/13/2026	335,000	[f]	332,906
WCG Purchaser Corp., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.95	1/8/2027	478,510	[f]	455,482
					12,060,330
Industrial - 1.9%
Assystem Technologies Services, Term Loan B, 3 Month EURIBOR +4.75%	EUR	4.75	9/28/2024	1,000,000	[f]	1,004,499
KP Germany Erste GmbH, Facility Term Loan B, 6 Month EURIBOR +4.75%	EUR	7.98	2/9/2026	1,000,000	[f]	972,699
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		9.16	3/8/2025	332,741	[f]	296,140
					2,273,338
Information Technology - 5.5%
Ascend Learning LLC, Initial Term Loan, 1 Month Term SOFR +3.60%		8.58	12/10/2028	195,222	[f]	175,639
Camelia Bidco Ltd., Facility Term Loan B-1, 3 Month SONIA +4.75%	GBP	9.21	10/5/2024	2,000,000	[f]	2,409,531
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		9.40	12/16/2025	168,887	[f]	158,618
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		8.66	6/13/2024	179,498	[f]	171,213
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%		9.15	12/17/2028	193,488	[f]	162,983
Fintrax International Holdings, New Facility Term Loan B-1, 6 Month EURIBOR +5.25%	EUR	8.86	5/27/2026	598,086	[f]	624,913
Fintrax International Holdings, New Facility Term Loan B-2, 6 Month EURIBOR +5.25%	EUR	8.86	5/27/2026	20,096	[f]	20,997
Fintrax International Holdings, New Facility Term Loan B-3, 6 Month EURIBOR +5.25%	EUR	8.86	5/27/2026	231,101	[f]	241,467

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Information Technology - 5.5% (continued)
Fintrax International Holdings, New Facility Term Loan B-4, 6 Month EURIBOR +5.25%	EUR	8.86	5/27/2026	150,718	[f]	157,478
Hyland Software, Inc., 2021-1 Incremental Facility Term Loan, 1 Month LIBOR +6.25%		11.40	7/10/2025	120,000	[f]	114,793
Idera, Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.75%		8.88	3/2/2028	259,338	[f]	249,695
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		11.65	10/15/2029	158,974	[f]	136,421
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%		9.90	5/2/2029	299,495	[f]	284,240
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR +4.00%		9.16	6/4/2028	170,123	[f]	152,984
Polaris Newco LLC, Sterling Term Loan, 1 Month SONIA +5.25%	GBP	9.71	6/4/2028	985,000	[f]	1,058,853
Quest Software, Inc., First Lien Initial Term Loan, 1-3 Month Term SOFR +4.40%		9.45	2/1/2029	432,732	[f]	367,920
					6,487,745
Insurance - 1.4%
Amynta Agency Borrower, 2023 Refinancing Term Loan, 1 Month Term SOFR +5.10%		10.25	2/28/2028	404,401	[f]	387,129
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%		10.40	1/20/2029	414,791	[f]	340,562
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		10.40	2/3/2028	1,068,450	[f]	882,812
					1,610,503
Internet Software & Services - 1.5%
Endure Digital, Inc., Initial Term Loan, 6 Month LIBOR +3.50%		8.79	2/10/2028	312,693	[f]	286,066
ION Trading Finance Ltd., Initial Dollar Term Loan, 3 Month LIBOR +4.75%		9.91	4/1/2028	216,150	[f]	207,662
Proofpoint, Inc., Initial Term Loan, 1 Month LIBOR +3.25%		8.40	8/31/2028	432,159	[f]	418,233
THG Operations Holdings, Facility Term Loan B, 6 Month EURIBOR +4.50%	EUR	6.97	12/11/2026	1,000,000	[f]	906,224
					1,818,185
Materials - 1.1%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		8.85	3/11/2028	288,253	[f]	279,493

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Materials - 1.1% (continued)
MAR Bidco Sarl, USD Facility Term Loan B, 3 Month LIBOR +4.30%		9.46	6/28/2028	178,994	[f]	169,597
Mauser Packaging Solutions, Initial Term Loan, 1 Month Term SOFR +4.00%		8.80	8/10/2026	233,347	[f]	228,681
Proampac PG Borrower LLC, 2020-1 Term Loan, 3 Month LIBOR +3.75%, 3 Month PRIME +2.75% & 3 Month Term SOFR +3.75%		9.01	11/3/2025	421,498	[f]	413,279
Valcour Packaging LLC, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		12.09	9/30/2029	350,000	[f]	215,250
					1,306,300
Media - .4%
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		10.15	8/2/2027	449,639	[f]	427,930
Retailing - .2%
New Look Corporate Ltd., Term Loan, 6 Month GBPLIBOR +0.00%	GBP	0.00	11/9/2029	24,012	[f,i]	1,344
Staples, Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		10.30	4/12/2026	235,677	[f]	201,327
					202,671
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR +6.25%		11.41	4/30/2026	487,886	[f]	434,219
Technology Hardware & Equipment - .7%
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month Term SOFR +4.51%		9.78	5/25/2028	204,088	[f]	181,496
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month Term SOFR +4.51%		9.78	5/25/2028	41,509	[f]	36,914
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.85%		8.84	3/1/2029	444,080	[f]	417,251
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		9.48	8/20/2025	259,321	[f]	227,068
					862,729
Telecommunication Services - .7%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%		8.90	12/17/2027	722,793	[f]	688,988
Lumen Technologies, Inc., Term Loan B, 1 Month LIBOR +2.25%		7.34	3/15/2027	140,000	[f]	97,018
					786,006

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 45.5% (continued)
Transportation - .3%
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.35%	11.43	12/3/2026	216,335	[f]	205,338
WWEX UNI Topco Holdings, First Lien Initial Term Loan, 3 Month Term SOFR +4.26%	9.16	7/26/2028	131,416	[f]	120,222
				325,560
Utilities - .4%
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%	8.91	10/2/2025	447,421	[f]	426,768
Total Floating Rate Loan Interests (cost $56,787,789)			53,687,908
Description			Shares		Value ($)
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp.			17,443	[j]	27,037
Media - .0%
Altice USA, Inc., Cl. A			2,000	[j]	5,120
Total Common Stocks (cost $223,725)			32,157
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,974,119)	5.19		2,974,119	[k]	2,974,119
Total Investments (cost $176,978,792)			137.0%	161,827,644
Liabilities, Less Cash and Receivables			(37.0%)	(43,726,063)
Net Assets			100.0%	118,101,581

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $94,559,997 or 80.07% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining

STATEMENT OF INVESTMENTS (Unaudited) (continued)

cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at May 31, 2023. These securities were valued at $1,344 or .0% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	14,355,163	Euro	13,250,000	6/26/2023	170,248
Euro	1,000,000	United States Dollar	1,074,358	6/26/2023	(3,798)
Citigroup Global Markets Inc.
United States Dollar	45,315,112	Euro	41,825,000	6/26/2023	538,956
United States Dollar	14,412,846	British Pound	11,570,000	6/26/2023	12,079
Gross Unrealized Appreciation					721,283
Gross Unrealized Depreciation					(3,798)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	34,578,529	-	34,578,529
Corporate Bonds	-	70,554,931	-	70,554,931
Equity Securities - Common Stocks	32,157	-	-	32,157
Floating Rate Loan Interests	-	53,686,564	1,344	53,687,908
Investment Companies	2,974,119	-	-	2,974,119
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	721,283	-	721,283
Liabilities ($)
Other Financial Instruments:
††	-	(3,798)	-	(3,798)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2023, accumulated net unrealized depreciation on investments was $14,433,663, consisting of $2,589,289 gross unrealized appreciation and $17,022,952 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.